UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND
Schedule of Investments
January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks - Long — 128.6%
Aerospace & Defense — 5.1%
400	DynCorp International, Inc.*	$8,228
100	Honeywell International, Inc.	5,907
2,200	Lockheed Martin Corp.	237,424
15,800	Northrop Grumman Corp.(a)	1,253,888
200	Precision Castparts Corp.	22,760
3,500	The Boeing Co.	291,130

		1,819,337

Beverages — 2.0%
14,700	Coca-Cola Enterprises, Inc.	339,129
8,900	Molson Coors Brewing Co. Class B	397,563

		736,692

Biotechnology — 5.4%
29,400	Amgen, Inc.*	1,369,746
9,200	Biogen Idec, Inc.*	560,740

		1,930,486

Capital Markets — 3.0%
6,000	Ameriprise Financial, Inc.(a)	331,860
4,000	Greenhill & Co., Inc.(b)	270,120
17,200	Janus Capital Group, Inc.(a)	464,572

		1,066,552

Chemicals — 4.7%
15,700	CF Industries Holdings, Inc.	1,678,801
100	International Flavors & Fragrances, Inc.	4,261
100	Terra Industries, Inc.*	4,507

		1,687,569

Commercial Banks — 3.0%
2,200	BB&T Corp.	79,816
7,300	Regions Financial Corp.	184,252
3,700	SunTrust Banks, Inc.	255,115
16,400	Wells Fargo & Co.(a)	557,764

		1,076,947

Communications Equipment — 3.9%
1,500	Blue Coat Systems, Inc.*	40,305
800	Cisco Systems, Inc.*(a)	19,600
49,200	Juniper Networks, Inc.*(a)	1,335,780
1,200	Tellabs, Inc.*	8,184

		1,403,869

Computers & Peripherals — 4.7%
5,700	Apple, Inc.*	771,552
8,900	Dell, Inc.*	178,356
15,700	EMC Corp.*	249,159

Shares	Description	Value
Common Stocks - Long — (continued)
Computers & Peripherals — (continued)
14,100	Lexmark International, Inc.*(a)	$510,561

		1,709,628

Construction & Engineering — 0.9%
9,300	Perini Corp.*	325,035

Diversified Consumer Services — 6.1%
25,100	Apollo Group, Inc.*(a)	2,001,474
1,700	ITT Educational Services, Inc.*	155,295
800	Pre-Paid Legal Services, Inc.*	44,440

		2,201,209

Diversified Financial Services — 6.7%
10,000	Bank of America Corp.	443,500
41,300	JPMorgan Chase & Co.(a)	1,963,815

		2,407,315

Diversified Telecommunication Services — 3.1%
24,800	Embarq Corp.	1,123,440

Electric Utilities — 2.6%
5,000	Duke Energy Corp.	93,300
100	Progress Energy, Inc.	4,517
39,300	Reliant Energy, Inc.*(a)(c)	835,911

		933,728

Electrical Equipment — 0.4%
4,500	GrafTech International Ltd.*	67,725
1,600	Rockwell Automation, Inc.	91,232

		158,957

Electronic Equipment & Instruments — 1.3%
13,700	Tyco Electronics Ltd.	463,197

Energy Equipment & Services — 1.4%
400	Dawson Geophysical Co.*	22,912
3,900	ENSCO International, Inc.	199,368
7,900	Global Industries Ltd.*	139,514
2,200	National-Oilwell Varco, Inc.*	132,506

		494,300

Food & Staples Retailing — 1.5%
21,300	The Kroger Co.(a)	542,085

Food Products — 4.9%
800	Dean Foods Co.*	22,400
1,500	Fresh Del Monte Produce, Inc.*	48,060
117,800	Tyson Foods, Inc.(a)	1,678,650

		1,749,110

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks - Long — (continued)
Health Care Providers & Services — 7.0%
17,900	AmerisourceBergen Corp.(a)	$835,035
33,800	Medco Health Solutions, Inc.*(a)	1,692,704

		2,527,739

Industrial Conglomerates — 1.2%
10,700	Tyco International Ltd.(a)(c)	421,152

Insurance — 1.6%
100	ACE Ltd.	5,834
2,400	SAFECO Corp.	128,088
9,800	XL Capital Ltd.	441,000

		574,922

Internet & Catalog Retail — 2.7%
11,200	Amazon.com, Inc.*	870,240
1,600	Blue Nile, Inc.*(b)	88,400

		958,640

Internet Software & Services — 0.9%
10,700	Omniture, Inc.*	264,504
1,700	Vocus, Inc.*	50,014

		314,518

IT Services — 0.1%
200	Automatic Data Processing, Inc.	8,114
500	Western Union Co.	11,200

		19,314

Machinery — 1.4%
100	Dynamic Materials Corp.	5,358
12,200	Ingersoll-Rand Co. Ltd.	482,144

		487,502

Marine — 0.4%
4,800	TBS International Ltd.*	159,888

Media — 7.1%
34,600	CBS Corp. Class B(a)(c)	871,574
106,800	Time Warner, Inc.(a)	1,681,032

		2,552,606

Metals & Mining — 0.4%
800	Freeport-McMoRan Copper & Gold, Inc.	71,224
1,300	Newmont Mining Corp.	70,642

		141,866

Multi-Utilities — 0.1%
2,100	Spectra Energy Corp.	47,964

Oil, Gas & Consumable Fuels — 11.0%
19,300	Anadarko Petroleum Corp.	1,130,787
3,900	Chevron Corp.(a)	329,550

Shares	Description	Value
Common Stocks - Long — (continued)
Oil, Gas & Consumable Fuels — (continued)
23,800	Exxon Mobil Corp.(a)	$2,056,320
400	Noble Energy	29,032
10,300	Stone Energy Corp.*	422,300

		3,967,989

Pharmaceuticals — 5.2%
56,000	Pfizer, Inc.(a)	1,309,840
22,100	Watson Pharmaceuticals, Inc.*(a)	577,031

		1,886,871

Real Estate Investment Trusts — 6.4%
13,300	AvalonBay Communities, Inc.	1,249,535
100	Douglas Emmett, Inc.	2,285
15,400	Equity Residential	576,114
1,600	General Growth Properties, Inc.	58,432
6,900	ProLogis	409,515

		2,295,881

Road & Rail — 0.4%
100	J.B. Hunt Transport Services, Inc.	3,110
2,800	Ryder System, Inc.(a)	145,768

		148,878

Semiconductors & Semiconductor Equipment — 5.8%
1,600	MEMC Electronic Materials, Inc.*	114,336
22,600	National Semiconductor Corp.(a)	416,518
18,400	Novellus Systems, Inc.*(a)	437,184
12,350	NVIDIA Corp.*	303,687
26,300	Texas Instruments, Inc.	813,459

		2,085,184

Software — 7.9%
68,000	Microsoft Corp.(a)	2,216,800
100	MicroStrategy, Inc.*	7,292
34,000	Symantec Corp.*(a)	609,620

		2,833,712

Specialty Retail — 0.9%
12,400	AutoNation, Inc.*	201,872
8,000	RadioShack Corp.(a)	138,800

		340,672

Textiles, Apparel & Luxury Goods — 0.0%
100	Deckers Outdoor Corp.*	12,124

Thrifts & Mortgage Finance — 0.0%
100	Provident Financial Services, Inc.	1,375

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks - Long — (continued)
Tobacco — 5.9%
3,800	Altria Group, Inc.	$288,116
4,600	Universal Corp.	229,126
31,100	UST, Inc.(a)	1,615,956

		2,133,198

Wireless Telecommunication Services — 0.9%
31,300	Sprint Nextel Corp.(a)(c)	329,589

TOTAL COMMON STOCKS - LONG		$46,071,040

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 0.6%
Boston Global Investment Trust — Enhanced Portfolio
230,000	3.885%	$230,000

TOTAL INVESTMENTS — 128.6%		$46,301,040

SECURITIES SOLD SHORT — (32.4)%		(11,657,411)

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.8%		1,360,809

NET ASSETS — 100.0%		$36,004,438

Shares	Description	Value
Common Stocks - Short — 32.4%
Airlines — 0.0%
100	Continental Airlines, Inc. Class B	$2,721

Auto Components — 0.0%
100	Tenneco, Inc.	2,647

Automobiles — 0.9%
11,500	General Motors Corp.	325,565

Beverages — 4.0%
23,100	Brown-Forman Corp. Class B	1,454,838

Biotechnology — 0.6%
11,300	Vertex Pharmaceuticals, Inc.	230,068

Capital Markets — 2.9%
100	Investment Technology Group, Inc.	4,697
100	Jefferies Group, Inc.	2,022
100	Lazard Ltd.	3,952
14,300	Legg Mason, Inc.	1,029,600
100	Morgan Stanley & Co.	4,943

		1,045,214

Commercial Services & Supplies — 0.1%
100	Huron Consulting Group, Inc.	7,182
1,700	Monster Worldwide, Inc.	47,345

		54,527

Shares	Description	Value
Common Stocks - Short — (continued)
Communications Equipment — 1.3%
44,200	JDS Uniphase Corp.	$460,122

Computers & Peripherals — 1.3%
56,400	Rackable Systems, Inc.	471,504

Diversified Consumer Services — 0.1%
2,400	H&R Block, Inc.	46,248

Electronic Equipment & Instruments — 0.9%
10,000	Comverge Inc.	186,400
7,600	IPG Photonics Corp.	136,040

		322,440

Energy Equipment & Services — 0.8%
13,000	Superior Well Services, Inc.	253,370
1,600	TETRA Technologies, Inc.	25,040

		278,410

Health Care Equipment & Supplies — 0.1%
1,100	Accuray Inc.	10,472
800	Varian Medical Systems, Inc.	41,592

		52,064

Health Care Providers & Services — 1.5%
800	inVentiv Health Inc.	26,312
700	Quest Diagnostics, Inc.	34,524
106,500	Tenet Healthcare Corp.	471,795

		532,631

Household Durables — 1.2%
20,900	Lennar Corp.	430,540

Internet Software & Services — 2.6%
31,300	Akamai Technologies, Inc.	945,260

Leisure Equipment & Products — 0.1%
2,100	Eastman Kodak Co.	41,853

Life Sciences Tools & Services — 0.9%
4,200	Affymetrix, Inc.	84,252
5,000	AMAG Pharmaceuticals, Inc.	257,800

		342,052

Marine — 0.6%
5,300	American Commercial Lines, Inc.	107,378
5,700	Ultrapetrol Bahamas Ltd.	91,485

		198,863

Media — 0.8%
9,700	National CineMedia, Inc.	221,063
1,400	The E.W. Scripps Co.	57,008

		278,071

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks - Short — (continued)
Metals & Mining — 0.4%
5,900	Titanium Metals Corp.	$128,266

Multiline Retail — 0.5%
100	Family Dollar Stores, Inc.	2,103
3,400	J.C. Penney Company, Inc.	161,194

		163,297

Oil, Gas & Consumable Fuels — 2.1%
30,100	Clean Energy Fuels Corp.	454,209
5,400	Peabody Energy Corp.	291,708

		745,917

Personal Products — 0.5%
6,900	Bare Escentuals, Inc.	164,496

Real Estate Investment Trusts — 1.1%
14,600	Maguire Properties, Inc.	402,668

Semiconductors & Semiconductor Equipment — 2.5%
37,000	Advanced Micro Devices, Inc.	282,680
5,600	Marvell Technology Group Ltd.	66,472
23,800	Microsemi Corp.	540,736

		889,888

Software — 0.5%
10,300	ACI Worldwide, Inc.	153,470
800	Intuit, Inc.	24,552
100	THQ, Inc.	1,801

		179,823

Specialty Retail — 2.9%
100	Christopher & Banks Corp.	1,277
100	Hibbett Sports, Inc.	1,859
21,000	Limited Brands, Inc.	400,890
35,200	The Children’s Place Retail Stores, Inc.	652,608

		1,056,634

Textiles, Apparel & Luxury Goods — 0.4%
6,100	Iconix Brand Group, Inc.	126,819

Thrifts & Mortgage Finance — 0.3%
3,200	Fannie Mae	108,352
200	Freddie Mac	6,078

		114,430

Wireless Telecommunication Services — 0.5%
4,100	Leap Wireless International, Inc.	169,535

TOTAL COMMON STOCKS - SHORT		$11,657,411

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.

(a) All or a portion of security is pledged as collateral for short sales.

(b) All or portion of security is on loan.

(c) A portion of this security is segregated for initial margin requirements on futures transactions.

(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACT — At January 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Loss

S&P Mini 500 Index	25	March 2008	$1,724,500	$(55,203)

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$49,737,932

Gross unrealized gain	5,110,983
Gross unrealized loss	(6,206,832)

Net unrealized security loss	$(1,095,849)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments
January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 95.2%
Australia — 8.4%
118,103	Ansell Ltd. (Health Care Equipment & Supplies)	$1,262,541
44,002	ASX Ltd. (Diversified Financial Services)	1,907,979
113,447	BHP Billiton Ltd.(a) (Metals & Mining)	3,803,843
242,631	BlueScope Steel Ltd. (Metals & Mining)	2,248,958
73,681	CFS Retail Property Trust (REIT)	141,123
37,786	Challenger Financial Services Group Ltd. (Diversified Financial Services)	121,472
21,085	Commonwealth Bank of Australia (Commercial Banks)	949,514
624,795	Commonwealth Property Office Fund (REIT)	792,546
28,712	Computershare Ltd. (IT Services)	209,123
15,823	Flight Centre Ltd. (Hotels, Restaurants & Leisure)	330,633
396,026	Harvey Norman Holdings Ltd. (Multiline Retail)	2,007,553
11,422	Incitec Pivot Ltd.(a) (Chemicals)	1,250,972
13,328	ING Industrial Fund (REIT)	24,355
1,711	Leighton Holdings Ltd.(b) (Construction & Engineering)	76,999
5,611	Lend Lease Corp. Ltd. (Real Estate Management & Development)	72,812
471,096	Macquarie Office Trust (REIT)	485,845
129,666	Mirvac Group (REIT)	588,858
53,545	OneSteel Ltd. (Metals & Mining)	318,634
99,823	PaperlinX Ltd. (Paper & Forest Products)	193,237
661,589	Qantas Airways Ltd. (Airlines)	2,808,108
136,267	QBE Insurance Group Ltd.(a) (Insurance)	3,458,371
282,870	Santos Ltd. (Oil, Gas & Consumable Fuels)	3,102,922
68,557	Seven Network Ltd. (Media)	742,820
45,898	Westpac Banking Corp. (Commercial Banks)	1,070,415
80,763	Woolworths Ltd.(a) (Food & Staples Retailing)	2,104,840

		30,074,473

Austria — 0.7%
1,997	EVN AG (Electric Utilities)	231,675
31,445	Immofinanz Immobilien Anlagen AG(a) (Real Estate Management & Development)	299,256

Shares	Description	Value
Common Stocks — (continued)
Austria — (continued)
26,965	OMV AG(a) (Oil, Gas & Consumable Fuels)	$1,944,968
1,573	Zumtobel AG (Electrical Equipment)	46,975

		2,522,874

Belgium — 1.5%
15	Banque Nationale de Belgique (Diversified Financial Services)	67,493
8,204	Bekaert NV (Electrical Equipment)	1,038,598
5	Cofinimmo (REIT)	975
17,427	KBC GROEP NV (Commercial Banks)	2,224,869
8,611	Omega Pharma SA (Health Care Equipment & Supplies)	402,770
18	S.A. D’ Ieteren NV (Distributors)	6,442
65	Solvay SA (Chemicals)	8,167
33,584	Tessenderlo Chemie NV (Chemicals)	1,451,904

		5,201,218

Denmark — 1.2%
29	A.P. Moller — Maersk A/S Class B (Marine)	287,267
9,500	Danisco A/S (Food Products)	640,428
17,225	East Asiatic Co. Ltd. A/S (A/S Det Ostasiatiske Kompagni) (Food Products)	1,247,010
85,200	H. Lundbeck A/S (Pharmaceuticals)	2,073,936

		4,248,641

Finland — 1.9%
338	Amer Sports Oyj (Leisure Equipment & Products)	6,528
61,441	Elisa Oyj (Diversified Telecommunication Services)	1,753,378
90,908	Nokia Oyj(c) (Communications Equipment)	3,347,447
12,560	Nokian Renkaat Oyj (Auto Components)	428,115
74,256	TietoEnator Oyj(a)(b) (IT Services)	1,384,265
1,214	Vaisala Oyj (Electronic Equipment & Instruments)	51,438

		6,971,171

France — 12.5%
9,728	ArcelorMittal (Metals & Mining)	645,575
34,937	Arkema* (Chemicals)	1,959,727
1,999	bioMerieux (Health Care Equipment & Supplies)	201,321

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
22,474	BNP Paribas(a) (Commercial Banks)	$2,229,290
6,957	Bongrain SA (Food Products)	616,144
12,540	Bouygues SA (Wireless Telecommunication Services)	966,825
59,208	Compagnie de Saint-Gobain (Building Products)	4,633,165
19,641	EDF Energies Nouvelles SA(b) (Independent Power Producers & Energy Traders)	1,300,413
731	Esso S.A.F. (Oil, Gas & Consumable Fuels)	168,903
19	Faiveley SA (Electronic Equipment & Instruments)	997
9,135	Gaz de France (Gas Utilities)	495,343
8,657	IMS International Metal Service (Trading Companies & Distributors)	265,309
13,528	Lagardere SCA(a) (Media)	993,893
1,820	Laurent-Perrier (Beverages)	289,541
246	Lisi (Machinery)	21,495
3,413	Pierre & Vacances (Hotels, Restaurants & Leisure)	357,032
52,395	PSA Peugeot Citroen(a) (Automobiles)	3,878,628
4,122	Rallye SA (Food & Staples Retailing)	230,703
1,266	Rubis (Gas Utilities)	109,618
123,106	Sanofi-Aventis(a) (Pharmaceuticals)	10,039,037
27,509	Technip SA(a) (Energy Equipment & Services)	1,776,804
23,896	Theolia SA*(b) (Multi-Utilities)	614,015
96,780	Total SA(a) (Oil, Gas & Consumable Fuels)	7,043,487
304	Unibail-Rodamco (REIT)	72,139
143,273	Vivendi SA(a) (Media)	5,773,263

		44,682,667

Germany — 9.2%
8,723	Arques Industries AG (Diversified Financial Services)	194,006
73,430	BASF AG(a) (Chemicals)	9,563,584
31,539	Bechtle AG(a) (IT Services)	1,033,422
39,833	Deutsche Bank AG(a)(b) (Capital Markets)	4,483,471
64,317	Deutsche Beteiligungs AG (Capital Markets)	1,835,892
7,222	Deutsche Boerse AG (Diversified Financial Services)	1,263,683
74,277	Deutsche Lufthansa AG(a) (Airlines)	1,780,779

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
2,649	ElringKlinger AG (Auto Components)	$268,627
4,021	Freenet AG (Wireless Telecommunication Services)	76,616
2,531	KWS Saat AG (Food Products)	489,667
47,536	Muenchener Rueckversicherungs-Gesellschaft AG(a) (Insurance)	8,540,522
408	Strabag AG (Construction & Engineering)	138,670
14,035	Volkswagen AG (Automobiles)	3,178,755

		32,847,694

Greece — 0.8%
35	Babis Vovos International Construction SA* (Real Estate Management & Development)	992
6,985	EYDAP Athens Water Supply and Sewage Company SA (Water Utilities)	110,077
7,452	Gr. Sarantis SA (Personal Products)	127,407
11,362	Hellenic Exchanges Holding SA(a) (Diversified Financial Services)	383,594
36,591	Hellenic Petroleum SA (Oil, Gas & Consumable Fuels)	552,275
1,750	Hellenic Telecommunications Organization SA (Diversified Telecommunication Services)	54,381
8,686	Iaso SA (Health Care Providers & Services)	129,256
1,743	National Bank of Greece SA (Commercial Banks)	106,532
33,823	Public Power Corp. SA (Electric Utilities)	1,586,098

		3,050,612

Hong Kong — 1.9%
153,000	BOC Hong Kong (Holdings) Ltd. (Commercial Banks)	382,556
61,000	Cathay Pacific Airways Ltd. (Airlines)	136,563
13,000	Cheung Kong (Holdings) Ltd. (Real Estate Management & Development)	210,791

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
154,000	Chinese Estates Holdings Ltd. (Real Estate Management & Development)	$254,480
50,800	Esprit Holdings Ltd. (Specialty Retail)	659,623
84,000	Giordano International Ltd. (Specialty Retail)	33,735
50,000	Hang Lung Group Ltd. (Real Estate Management & Development)	231,730
12,400	Hang Seng Bank Ltd. (Commercial Banks)	247,040
36,000	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	98,879
80,000	Hong Kong Electric Holdings Ltd. (Electric Utilities)	456,509
37,000	Hong Kong Exchanges & Clearing Ltd. (Diversified Financial Services)	772,510
71,000	Hutchison Telecommunications International Ltd. (Wireless Telecommunication Services)	100,867
43,000	Hutchison Whampoa Ltd. (Industrial Conglomerates)	423,882
90,500	Kingboard Chemical Holdings Ltd. (Electronic Equipment & Instruments)	378,697
92,500	Orient Overseas International Ltd. (Marine)	563,653
70,000	Pacific Basin Shipping Ltd. (Marine)	98,316
10,000	Swire Pacific Ltd. (Real Estate Management & Development)	135,928
60,492	The Link (REIT)	154,232
194,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	1,044,975
178,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	248,837
27,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	79,487

		6,713,290

Ireland — 0.8%
1,865	Allied Irish Banks PLC(a) (Commercial Banks)	41,434
66	Anglo Irish Bank Corp. PLC (Commercial Banks)	942
32,825	Kerry Group PLC(a) (Food Products)	884,694
61,801	Paddy Power PLC(a) (Hotels, Restaurants & Leisure)	1,757,925

Shares	Description	Value
Common Stocks — (continued)
Ireland — (continued)
1,480	United Drug PLC (Health Care Providers & Services)	$8,586

		2,693,581

Italy — 3.9%
556,522	A2A SpA (Multi-Utilities)	2,237,354
8,495	Banco di Desio e della Brianza SpA (Commercial Banks)	76,117
4,827	Biesse SpA (Machinery)	100,243
25,134	Brembo SpA (Auto Components)	344,743
28,597	Danieli SpA(a) (Machinery)	747,374
63,946	Fiat SpA (Automobiles)	1,501,693
53,133	Finmeccanica SpA(a) (Aerospace & Defense)	1,588,110
4,184	I.M.A. Industria Macchine Automatiche SpA (Machinery)	87,478
2,090	Italmobiliare SpA (Construction Materials)	177,353
27,940	Marr SpA (Food & Staples Retailing)	287,292
736,513	Parmalat SpA (Food Products)	2,656,820
92,696	Saras SpA (Oil, Gas & Consumable Fuels)	474,422
7,000	Sogefi SpA (Auto Components)	49,918
1,177,502	Telecom Italia SpA (Diversified Telecommunication Services)	3,576,532

		13,905,449

Japan — 27.0%
5,100	Aisin Seiki Co. Ltd. (Auto Components)	204,290
36,000	Aloka Co. Ltd. (Health Care Equipment & Supplies)	566,187
56,100	Alps Electric Co. Ltd. (Electronic Equipment & Instruments)	644,913
277,000	AMADA Co. Ltd. (Machinery)	2,401,059
73,100	Aoyama Trading Co. Ltd. (Specialty Retail)	1,663,418
24,500	Arcs Co. Ltd. (Food & Staples Retailing)	295,435
599,000	Asahi Kasei Corp. (Chemicals)	3,675,710
28,400	Astellas Pharma, Inc. (Pharmaceuticals)	1,231,909
9,500	Autobacs Seven Co. Ltd. (Specialty Retail)	198,788
46,000	Bando Chemical Industries Ltd. (Machinery)	182,758
9,400	BML, Inc. (Health Care Providers & Services)	149,627

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
9,600	Brother Industries Ltd. (Office Electronics)	$118,861
27,600	Canon Finetech, Inc. (Office Electronics)	341,875
35,600	Canon Marketing Japan, Inc. (Distributors)	583,177
101	Central Japan Railway Co. (Road & Rail)	935,617
45,900	Coca-Cola West Holdings Co. Ltd. (Beverages)	979,907
16,000	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	480,222
74,700	Daiwasystem Co. Ltd.(a) (Real Estate Management & Development)	979,812
55,100	Duskin Co. Ltd. (Specialty Retail)	901,191
100	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments)	3,883
95,700	Fuyo General Lease Co. Ltd.(a) (Diversified Financial Services)	2,626,193
22,100	Glory Ltd. (Machinery)	456,720
441,000	Hitachi Ltd. (Electronic Equipment & Instruments)	3,304,079
32,400	Hitachi Transport System Ltd. (Road & Rail)	346,605
155,400	Honda Motor Co. Ltd.(a) (Automobiles)	4,805,546
15,100	Intec Holdings Ltd. (IT Services)	206,372
13,700	Itochu-Shokuhin Co. Ltd. (Food & Staples Retailing)	398,700
143	Japan Tobacco, Inc. (Tobacco)	758,896
18,000	JFE Shoji Holdings, Inc. (Trading Companies & Distributors)	112,214
9,100	Joint Corp. (Real Estate Management & Development)	160,706
1,409	K.K. DaVinci Advisors* (Real Estate Management & Development)	1,147,602
6,600	Kanematsu Electronics Ltd. (Electronic Equipment & Instruments)	46,280
4,500	Kato Sangyo Co. Ltd. (Distributors)	54,157
93,000	Kato Works Co. Ltd. (Machinery)	335,098
145,000	Kawasaki Kisen Kaisha Ltd. (Marine)	1,415,332
5,000	Kohnan Shoji Co. Ltd. (Specialty Retail)	55,762
66,000	Komori Corp.(a) (Machinery)	1,408,817
8,000	Konica Minolta Holdings, Inc. (Office Electronics)	128,920
19,600	Kose Corp. (Personal Products)	482,957

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
6,400	Kuroda Electric Co. Ltd. (Trading Companies & Distributors)	$78,858
341,000	Kyowa Hakko Kogyo Co. Ltd. (Pharmaceuticals)	3,423,032
3,100	Kyushu Electric Power Co., Inc. (Electric Utilities)	78,406
68,800	Leopalace21 Corp.(a) (Real Estate Management & Development)	1,682,911
87,000	Marubeni Corp. (Trading Companies & Distributors)	606,830
85,000	Matsushita Electric Industrial Co. Ltd. (Household Durables)	1,812,642
34,000	Meiji Seika Kaisha Ltd. (Food Products)	148,866
24,400	Mikuni Coca-Cola Bottling Co. Ltd. (Beverages)	258,968
25,000	Mitsubishi Electric Corp. (Electrical Equipment)	230,021
138,000	Mitsubishi Materials Corp. (Metals & Mining)	571,301
7,680	Mitsubishi UFJ Lease & Finance Co. Ltd.(a) (Diversified Financial Services)	289,662
142,000	Mitsui O.S.K. Lines Ltd. (Marine)	1,743,203
6,500	Namco Bandai Holdings, Inc. (Leisure Equipment & Products)	91,268
8,500	NEC Electronics Corp.* (Semiconductors & Semiconductor Equipment)	172,309
8,300	NEC Fielding Ltd. (IT Services)	90,555
82	Net One Systems Co. Ltd. (IT Services)	81,704
5,000	Nintendo Co. Ltd. (Software)	2,528,416
459,000	Nippon Express Co. Ltd. (Road & Rail)	2,465,995
12,000	Nippon Konpo Unyu Soko Co. Ltd. (Road & Rail)	159,757
320,000	Nippon Oil Corp. (Oil, Gas & Consumable Fuels)	2,170,768
491,000	Nippon Sheet Glass Co. Ltd. (Building Products)	2,266,767
755	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	3,593,129
109,000	Nippon Yusen Kabushiki Kaisha (Marine)	892,651
249,200	Nissan Motor Co. Ltd. (Automobiles)	2,327,512
147,000	Nissan Shatai Co. Ltd. (Auto Components)	1,108,957

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
1,006,000	Nisshin Steel Co. Ltd. (Metals & Mining)	$3,351,189
12,400	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	267,575
18,000	Olympus Corp. (Health Care Equipment & Supplies)	607,189
14,400	Onoken Co. Ltd. (Trading Companies & Distributors)	157,313
273,000	Osaka Gas Co. Ltd. (Gas Utilities)	1,046,521
1,400	Q.P. Corp. (Food Products)	13,503
438	Resona Holdings, Inc.(b) (Commercial Banks)	705,306
223,000	Ricoh Co. Ltd. (Office Electronics)	3,511,016
4,200	Ricoh Leasing Co. Ltd (Diversified Financial Services)	93,028
7,000	Saizeriya Co. Ltd. (Hotels, Restaurants & Leisure)	73,217
31	Sapporo Hokuyo Holdings, Inc. (Commercial Banks)	259,280
99,000	Shinko Securities Co. Ltd. (Capital Markets)	388,743
464,100	Sojitz Corp. (Trading Companies & Distributors)	1,607,865
47,000	Sompo Japan Insurance, Inc. (Insurance)	428,652
74,000	Sony Corp.(a) (Household Durables)	3,495,822
246,700	Sumitomo Electric Industries Ltd.(a) (Electrical Equipment)	3,643,932
4,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	66,425
412	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	3,306,572
22,000	Takasago International Corp. (Chemicals)	143,935
55,800	Takeda Pharmaceutical Co. Ltd.(a) (Pharmaceuticals)	3,407,349
73,000	Takihyo Co. Ltd. (Distributors)	263,366
13,900	TDK Corp. (Electronic Equipment & Instruments)	893,390
11,000	The Gunma Bank Ltd. (Commercial Banks)	76,514
26,100	The Kansai Electric Power Co., Inc. (Electric Utilities)	650,879
7,500	TKC Corp. (IT Services)	129,652
3,900	Tohoku Electric Power Co., Inc. (Electric Utilities)	91,841
6,600	Tokyu Community Corp. (Real Estate Management & Development)	144,420
35,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	350,971

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
323,000	Toshiba Corp. (Computers & Peripherals)	$2,207,293
18,000	Toshiba TEC Corp. (Office Electronics)	114,586
14,200	Toyota Motor Corp.(a) (Automobiles)	768,802
47,600	Urban Corp. (Real Estate Management & Development)	443,388
12,100	Warabeya Nichiyo Co. Ltd. (Food Products)	158,541
12	West Japan Railway Co. (Road & Rail)	58,144
1,000	Yamaha Motor Co. Ltd. (Automobiles)	22,956
4,700	Zuken, Inc. (IT Services)	41,495

		96,654,753

Liechtenstein — 0.1%
2,553	Liechtenstein Landesbank AG (Commercial Banks)	221,064

Netherlands — 3.6%
97,109	ASM International NV(b) (Semiconductors & Semiconductor Equipment)	1,859,909
1,249	Corio NV (REIT)	103,147
5,148	Exact Holding NV (Software)	215,754
35,722	Heineken Holding NV (Beverages)	1,822,327
4,423	Hunter Douglas NV (Household Durables)	287,362
131,640	Koninklijke (Royal) Philips Electronics NV (Industrial Conglomerates)	5,148,872
148,243	Oce NV(b) (Office Electronics)	2,981,212
3,574	TKH Group NV (Communications Equipment)	72,034
18,828	Vedior NV(a) (Commercial Services & Supplies)	463,500

		12,954,117

New Zealand — 0.1%
87,734	Contact Energy Ltd. (Electric Utilities)	530,123

Norway — 4.1%
180,000	Deep Sea Supply PLC* (Energy Equipment & Services)	754,159
267,600	Den Norske Bank (Commercial Banks)	3,497,611
7,100	Frontline Ltd.(b) (Oil, Gas & Consumable Fuels)	304,014
40,000	Golden Ocean Group Ltd. (Marine)	210,198

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Norway — (continued)
2,400	Hafslund ASA (Electric Utilities)	$49,091
20,500	Hafslund ASA Class B (Electric Utilities)	414,668
602,960	Norsk Hydro ASA(a) (Metals & Mining)	7,224,668
23,700	Orkla ASA(a) (Industrial Conglomerates)	313,759
18,100	Schibsted ASA(a) (Media)	555,445
64,100	Tandberg ASA(a) (Communications Equipment)	1,117,292
18,200	TGS Nopec Geophysical Co. ASA* (Energy Equipment & Services)	218,651

		14,659,556

Portugal — 0.5%
88,049	Banco Espirito Santo SA(a) (Commercial Banks)	1,550,214
19,854	Redes Energeticas Nacionais SA* (Multi-Utilities)	95,487

		1,645,701

Singapore — 1.0%
84,000	Ascendas Real Estate Investment Trust (REIT)	130,141
12,000	Capitaland Ltd. (Real Estate Management & Development)	50,816
3,000	CapitaMall Trust (REIT)	6,356
19,000	DBS Group Holdings Ltd. (Commercial Banks)	237,047
22,279	Jardine Cycle & Carriage Ltd. (Distributors)	311,290
63,000	Keppel Corp. Ltd. (Industrial Conglomerates)	512,668
93,000	Neptune Orient Lines Ltd. (Marine)	215,878
149,000	Oversea-Chinese Banking Corp. Ltd. (Commercial Banks)	793,589
19,340	Singapore Airlines Ltd. (Airlines)	213,028
1,000	Singapore Exchange Ltd. (Diversified Financial Services)	6,948
29,000	Singapore Petroleum Co. Ltd. (Oil, Gas & Consumable Fuels)	130,356
211,000	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	549,580

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
345,000	Wing Tai Holdings Ltd. (Real Estate Management & Development)	$571,188

		3,728,885

Spain — 4.0%
72,727	Banco Santander SA (Commercial Banks)	1,279,097
546	Construcciones y Auxiliar de Ferrocarriles SA (Machinery)	206,068
22,678	Gas Natural SDG SA(a) (Gas Utilities)	1,251,853
1,009,518	Iberia Lineas Aereas de Espana SA (Airlines)	3,449,481
232,835	Repsol YPF SA(a) (Oil, Gas & Consumable Fuels)	7,446,525
24,605	Viscofan SA (Food Products)	517,205

		14,150,229

Sweden — 4.7%
9,500	Aangpanneforeningen AB (Commercial Services & Supplies)	185,462
5,900	Hufvudstaden AB (Real Estate Management & Development)	57,270
10,600	Lennart Wallenstam Byggnads AB (Real Estate Management & Development)	187,188
29,400	Millicom International Cellular SA* (Wireless Telecommunication Services)	3,069,001
55,600	Nordea Bank AB (Commercial Banks)	758,948
192,000	Svenska Handelsbanken AB (Commercial Banks)	5,415,739
74,300	Tele2 AB Class B (Diversified Telecommunication Services)	1,523,322
470,500	TeliaSonera AB (Diversified Telecommunication Services)	4,181,346
49,250	Volvo AB (Machinery)	662,939
67,600	Volvo AB Series B (Machinery)	915,036

		16,956,251

Switzerland — 6.9%
52,467	Actelion Ltd.*(b) (Biotechnology)	2,623,042
38,914	Adecco SA (Commercial Services & Supplies)	2,042,795
133	Atel Holding Ltd. (Electric Utilities)	74,949

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
5,392	Bachem Holding AG (Life Sciences Tools & Services)	$435,926
1,514	Baloise Holding AG (Insurance)	133,580
4,920	Bobst Group AG (Machinery)	287,909
1,598	Burckhardt Compression Holding AG (Machinery)	454,949
52,966	Credit Suisse Group(a) (Capital Markets)	3,015,748
1,665	Daetwyler Holding AG (Industrial Conglomerates)	97,747
3,317	Dufry Group (Specialty Retail)	270,099
9,089	Huber & Suhner AG (Electrical Equipment)	584,407
32,552	Novartis AG (Pharmaceuticals)	1,649,192
606	Phoenix Mecano AG (Electronic Equipment & Instruments)	262,080
35,257	PSP Swiss Property AG*(a) (Real Estate Management & Development)	2,001,991
5,439	Sonova Holding AG (Health Care Equipment & Supplies)	486,217
21,968	Swatch Group AG (Textiles, Apparel & Luxury Goods)	1,152,212
32,270	Zurich Financial Services AG(a) (Insurance)	9,239,910

		24,812,753

United Kingdom — 0.4%
131,185	BP PLC(a) (Oil, Gas & Consumable Fuels)	1,398,170
27,897	Greencore Group PLC (Food Products)	164,826

		1,562,996

TOTAL COMMON STOCKS		$340,788,098

Shares	Description	Value
Preferred Stocks — 0.6%
Germany — 0.6%
20,097	Draegerwerk AG (Health Care Equipment & Supplies)	$1,189,634
5,190	Jungheinrich AG (Machinery)	162,142
4,099	Volkswagen AG (Automobiles)	568,918

		1,920,694

TOTAL PREFERRED STOCKS		$1,920,694

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 3.9%
Boston Global Investment Trust — Enhanced Portfolio
13,983,727	3.885%	$13,983,727

TOTAL INVESTMENTS — 99.7%		$356,692,519

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		1,226,627

NET ASSETS — 100.0%		$357,919,146

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of this security is pledged as collateral for short positions within the total return swap.
(b) All or a portion of security is on loan.
(c) All or a portion of security is segregated for initial margin requirement on futures transaction.
(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

As a % of
Investments Industry Classifications†	Net Assets
Aerospace & Defense	0.4%
Airlines	2.3
Auto Components	0.7
Automobiles	4.8
Beverages	0.9
Biotechnology	0.7
Building Products	1.9
Capital Markets	2.7
Chemicals	5.0
Commercial Banks	7.1
Commercial Services & Supplies	0.8
Communications Equipment	1.3
Computers & Peripherals	0.6
Construction & Engineering	0.1
Construction Materials	0.1
Distributors	0.3
Diversified Financials	2.2
Diversified Telecommunications Services	4.3
Electric Utilities	1.2
Electrical Equipment	1.5
Electronic Equipment & Instruments	1.6
Energy Equipment & Services	0.8
Food & Staples Retailing	0.9
Food Products	2.2
Gas Utilities	0.8
Healthcare Equipment & Supplies	1.3
Healthcare Providers & Services	0.1
Hotels, Restaurants & Leisure	0.7
Household Durables	1.6
Independent Power Producers & Energy Traders	0.4
Industrial Conglomerates	1.8

As a % of
Investments Industry Classifications — (continued)	Net Assets
Insurance	6.1%
IT Services	0.9
Life Sciences Tools & Services	0.1
Machinery	2.4
Marine	1.5
Media	2.2
Metals & Mining	5.1
Multiline Retail	0.6
Multi-Utilities	0.8
Office Electronics	2.0
Oil, Gas & Consumable Fuels	6.9
Paper & Forest Products	0.1
Personal Products	0.2
Pharmaceuticals	6.2
Real Estate Management & Development	2.8
Real Estate	0.7
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	0.6
Short-term Investments#	3.9
Software	0.8
Specialty Retail	1.1
Textiles, Apparel & Luxury Goods	0.3
Tobacco	0.2
Trading Companies & Distributors	0.8
Wireless Telecommunication Services	1.2

TOTAL INVESTMENTS	99.7%

The percentage shown for each industry category does not reflect the value of the total return swap contract.
† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-term investments include securities lending collateral.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments
January 31, 2008 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions
Bermuda — 1.1%
Aquarius Platinum Ltd.	$637,325	$643,057	5,732
Hiscox Ltd.	559,349	561,864	2,515

			8,247

France — 0.6%
Total SA	632,295	636,883	4,588

Germany — 5.7%
E.ON AG	6,436,591	6,465,186	28,595

Hong Kong — 1.3%
Swire Pacific Ltd.	1,420,137	1,420,450	313

Netherlands — 3.5%
Koninklijke DSM NV	3,944,896	3,978,265	33,369

United Kingdom — 87.8%
3i Group PLC	3,982,293	3,998,843	16,550
Amlin PLC	247,536	250,408	2,872
Antofagasta PLC	2,233,251	2,258,446	25,195
BHP Billiton PLC	4,102,673	4,219,662	116,989
BP PLC	3,301,231	3,322,431	21,200
Brit Insurance Holdings PLC	2,498,045	2,517,131	19,086
British American Tobacco PLC	549,905	551,310	1,405
British Energy Group PLC	1,184,854	1,193,803	8,949
Britvic PLC	1,185,107	1,192,021	6,914
Carnival PLC	1,210,399	1,220,289	9,890
Close Brothers Group PLC	347,599	350,484	2,885
Compass Group PLC	2,327,348	2,346,207	18,859
Computacenter PLC	491,949	494,093	2,144
Cookson Group PLC	3,665,808	3,707,677	41,869
Dairy Crest Group PLC	890,017	894,233	4,216
De La Rue PLC	3,191,413	3,212,641	21,228
GlaxoSmithKline PLC	4,878,882	4,914,460	35,578
HBOS PLC	1,936,287	1,951,606	15,319
Home Retail Group PLC	3,566,782	3,588,586	21,804
HSBC Holdings PLC	9,246,001	9,273,270	27,269
IG Group Holdings PLC	172,733	173,492	759
International Power PLC	53,771	54,050	279
Kazakhmys PLC	3,884,022	3,915,061	31,039
Kelda Group PLC	1,244,175	1,248,473	4,298
Laird Group PLC	254,871	256,858	1,987
Legal & General Group PLC	3,827,409	3,853,283	25,874
LogicaCMG PLC	421,597	425,640	4,043
Mondi PLC	88,594	89,125	531
Next PLC	2,365,175	2,390,259	25,084
Old Mutual PLC	814,453	821,193	6,740
Petrofac Ltd.	2,231,634	2,250,011	18,377
Reuters Group PLC	1,729,328	1,731,223	1,895
Robert Wiseman Dairies PLC	188,102	188,843	741
Royal Dutch Shell PLC	5,319,112	5,348,913	29,801
Royal Dutch Shell PLC Series B	4,410,576	4,415,004	4,428

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
United Kingdom — (continued)
Southern Cross Healthcare Ltd.	$139,165	$140,643	1,478
Spectris PLC	145,595	146,543	948
SSL International PLC	875,378	881,107	5,729
Stagecoach Group PLC	2,760,468	2,780,845	20,377
Tesco PLC	487,547	490,998	3,451
Tomkins PLC	493,939	497,105	3,166
Travis Perkins PLC	106,750	107,645	895
Tui Travel PLC	557,748	563,530	5,782
UK Coal PLC	589,526	593,200	3,674
Unilever PLC	917,907	919,560	1,653
Vedanta Resources PLC	245,190	248,464	3,274
Vodafone Group PLC	8,165,092	8,185,591	20,499
William Morrison Supermarkets PLC	3,983,439	4,023,471	40,032
WS Atkins PLC	903,416	907,496	4,080

			691,135

TOTAL LONG POSITIONS OF TOTAL RETURN SWAP	112,044,685	112,810,932	766,247

Total Return Swap Short Positions
Australia — 5.7%
Aristrocat Leisure Ltd.	(1,422,198)	(1,459,414)	(37,216)
Australian Worldwide Exploration Ltd.	(223,700)	(227,852)	(4,152)
Billabong International Ltd.	(78,826)	(80,950)	(2,124)
Centro Retail Group	(235,049)	(236,715)	(1,666)
Energy Resources of Australia Ltd.	(181,208)	(185,276)	(4,068)
Iluka Resources Ltd.	(193,368)	(196,859)	(3,491)
Lihir Gold Ltd.	(887,638)	(872,843)	14,795
Macquarie Communications Infrastructure Group	(140,943)	(143,557)	(2,614)
Metcash Ltd.	(23,064)	(23,366)	(302)
Paladin Resources Ltd.	(1,074,502)	(1,125,438)	(50,936)
Publishing & Broadcasting Ltd.	(137,200)	(139,139)	(1,939)
Transurban Group	(1,161,856)	(1,181,488)	(19,632)
United Group Ltd.	(562,790)	(573,764)	(10,974)
Zinifex Ltd.	(3,147)	(3,257)	(110)

			(124,429)

Austria — 1.3%
C.A.T. oil AG	(597,979)	(606,656)	(8,677)
RHI AG	(858,273)	(859,119)	(846)

			(9,523)

Belgium — 0.7%
Groupe Bruxelles Lambert SA	(830,421)	(838,958)	(8,537)

Bermuda — 2.8%
Benfield Group Ltd.	(3,155,747)	(3,196,733)	(40,986)

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Denmark — 1.2%
DSV A/S	$(233,834)	$(239,636)	(5,802)
NKT Holding A/S	(775,768)	(792,693)	(16,925)
Solar Holdings A/S Class B	(66,466)	(67,125)	(659)
Thrane & Thrane A/S	(27,558)	(27,839)	(281)
Trygvesta A/S	(218,226)	(221,837)	(3,611)

			(27,278)

Finland — 0.9%
Metso Corp.	(40,336)	(40,975)	(639)
Stockmann Oyj Abp	(549,453)	(553,584)	(4,131)
Uponor Oyj	(400,697)	(404,310)	(3,613)

			(8,383)

France — 9.3%
Alcatel-Lucent	(540,803)	(542,798)	(1,995)
April Group	(869,213)	(880,268)	(11,055)
Geodis SA	(123,978)	(124,258)	(280)
Imerys SA	(3,073,323)	(3,098,771)	(25,448)
Klepierre	(634)	(641)	(7)
Mercialys	(172,487)	(173,865)	(1,378)
Rhodia SA	(3,102,440)	(3,147,606)	(45,166)
SA des Ciments Vicat	(544,802)	(549,355)	(4,553)
Silicon-on-Insulator Technologies	(562,079)	(573,408)	(11,329)
Veolia Environnement	(1,112,665)	(1,125,895)	(13,230)
Zodiac SA	(430,986)	(431,959)	(973)

			(115,414)

Germany — 9.1%
AWD Holding AG	(270,969)	(273,012)	(2,043)
Demag Cranes AG	(3,406)	(3,447)	(41)
Deutsche Wohnen AG	(173,709)	(174,496)	(787)
DIC Asset AG	(1,803,899)	(1,820,986)	(17,087)
Fraport AG	(49,241)	(49,588)	(347)
Grenkeleasing AG	(297,494)	(298,586)	(1,092)
Hypo Real Estate Holding AG	(2,109,000)	(2,130,712)	(21,712)
Merck KGaA	(3,366,419)	(3,385,522)	(19,103)
MPC Muenchmeyer Petersen Capital AG	(452,237)	(455,430)	(3,193)
Premiere AG	(479,947)	(482,704)	(2,757)
Rational AG	(589,528)	(591,926)	(2,398)
Stada Arzneimittel AG	(719,307)	(725,945)	(6,638)

			(77,198)

Italy — 0.7%
Amplifon SpA	(118,647)	(120,130)	(1,483)
Digital Multimedia Technologies SpA	(433,724)	(439,091)	(5,367)
Risanamento SpA	(64,801)	(65,750)	(949)
Tod’s SpA	(212,270)	(213,658)	(1,388)

			(9,187)

Japan — 21.4%
A&D Co. Ltd.	(374,032)	(381,154)	(7,122)
ABC-Mart, Inc.	(188,441)	(189,929)	(1,488)
Advantest Corp.	(398,378)	(401,860)	(3,482)
Chiyoda Corp.	(313,851)	(318,151)	(4,300)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Japan — (continued)
Chugai Pharmaceutical Co. Ltd.	$(608,491)	$(610,381)	(1,890)
Daido Steel Co. Ltd.	(1,480,394)	(1,491,295)	(10,901)
Dowa Mining	—	(8,704)	(8,704)
Fast Retailing Co. Ltd.	(1,143,520)	(1,156,426)	(12,906)
Fuji Seal International, Inc.	(376,733)	(379,559)	(2,826)
Haseko Corp.	(2,857,612)	(2,881,858)	(24,246)
Hirose Electric Co. Ltd.	(101,523)	(102,498)	(975)
Horiba Ltd.	(483,956)	(491,373)	(7,417)
Hoya Corp.	(950,404)	(948,779)	1,625
IHI Corp.	(147,645)	(149,807)	(2,162)
Jafco Co. Ltd.	(534,333)	(541,469)	(7,136)
Keihanshin Real Estate Co. Ltd.	(80,150)	(81,107)	(957)
Kintetsu Corp.	(440,867)	(443,005)	(2,138)
Kitz Corp.	(311,824)	(316,240)	(4,416)
Kyowa Exeo Corp.	(77,525)	(77,766)	(241)
Meitec Corp.	(2,280,943)	(2,293,500)	(12,557)
MISUMI Group, Inc.	(2,086,393)	(2,133,691)	(47,298)
Mitsubishi Logistics Corp.	(216,826)	(217,500)	(674)
Mitsubishi Tanabe Pharma Corp.	(180,689)	(181,250)	(561)
Modec, Inc.	(583,773)	(588,466)	(4,693)
NGK Spark Plug Co. Ltd.	(138,814)	(139,777)	(963)
NIDEC Corp.	(1,065,019)	(1,073,111)	(8,092)
Nihon M&A Center, Inc.	(159,850)	(160,346)	(496)
Nihon Parkerizing Co. Ltd.	(299,976)	(303,219)	(3,243)
Nippon Light Metal Co. Ltd.	(125,918)	(127,772)	(1,854)
Nishimatsuya Chain Co. Ltd.	(180,540)	(182,770)	(2,230)
Rakuten, Inc.	(458,092)	(464,621)	(6,529)
Shionogi & Co. Ltd.	(787,437)	(788,844)	(1,407)
Sumitomo Rubber Industries Ltd.	(166,533)	(169,268)	(2,735)
Sysmex Corp.	(3,421,907)	(3,438,454)	(16,547)
The Sumitomo Warehouse Co. Ltd.	(257,230)	(260,124)	(2,894)
THK Co. Ltd.	(292,740)	(294,306)	(1,566)
Toray Industries, Inc.	(26,960)	(27,237)	(277)
Towa Pharmaceutical Co. Ltd.	(503,624)	(507,026)	(3,402)
Yamatake Corp.	(75,702)	(76,510)	(808)

			(220,508)

Netherlands — 7.5%
James Hardie Industries NV	(1,300,369)	(1,340,987)	(40,618)
Reed Elsevier NV	(7,166,202)	(7,238,601)	(72,399)

			(113,017)

Norway — 9.9%
Ability Group ASA	(131,958)	(134,468)	(2,510)
Aker Yards AS	(509,723)	(521,052)	(11,329)

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Norway — (continued)
Awilco Offshore ASA	$(301,630)	$(309,803)	(8,173)
Electromagnetic GeoServices AS	(80,236)	(82,044)	(1,808)
Fred Olsen Energy ASA	(2,540,559)	(2,588,693)	(48,134)
Norske Skogindustrier ASA	(1,404,538)	(1,441,854)	(37,316)
Ocean Rig ASA	(1,839,450)	(1,874,081)	(34,631)
Prosafe ASA	(4,253,766)	(4,352,167)	(98,401)
Storebrand ASA	(8,741)	(8,981)	(240)

			(242,542)

Sweden — 7.5%
Assa Abloy AB	(695,874)	(706,960)	(11,086)
Avanza AB	(214,838)	(218,599)	(3,761)
Billerud	(437,867)	(442,413)	(4,546)
D. Carnegie & Co. AB	(1,200,242)	(1,220,409)	(20,167)
Haldex AB	(50,030)	(50,216)	(186)
Hemtex AB	(90,320)	(90,655)	(335)
Hexagon AB	(1,138,469)	(1,157,858)	(19,389)
Holmen AB	(69,384)	(70,318)	(934)
Lindab International AB	(505,089)	(506,967)	(1,878)
Meda AB	(45,786)	(46,759)	(973)
Munters AB	(419,531)	(423,096)	(3,565)
NIBE Industrier AB	(1,476,716)	(1,498,686)	(21,970)
Saab AB	(664,081)	(672,116)	(8,035)
Securitas Direct AB	(385,598)	(389,692)	(4,094)
Securitas Systems AB Class B	(789,473)	(794,803)	(5,330)
SkiStar AB	(210,567)	(212,336)	(1,769)
SSAB Svenskt Stal AB	(68,570)	(70,035)	(1,465)

			(109,483)

Switzerland — 1.5%
Kaba Holding AG	(852,586)	(859,124)	(6,538)
Schmolz + Bickenbach AG	(838,398)	(853,270)	(14,872)

			(21,410)

United Kingdom — 20.5%
Abbot Group PLC	(851,204)	(850,328)	876
Aberdeen Asset Management PLC	(698,901)	(706,530)	(7,629)
Aegis Group PLC	(252,484)	(255,340)	(2,856)
ARM Holdings PLC	(877,680)	(889,516)	(11,836)
Autonomy Corp. PLC	(1,522,850)	(1,538,947)	(16,097)
Derwent London PLC	(197,520)	(198,821)	(1,301)
easyJet PLC	(10,526)	(10,644)	(118)
Experian Group Ltd.	(3,817,240)	(3,857,222)	(39,982)
Expro International Group	(469,239)	(468,755)	484
Forth Ports PLC	(444,744)	(445,440)	(696)
Friends Provident PLC	(288,919)	(288,616)	303
HMV Group PLC	(1,420,479)	(1,426,307)	(5,828)
Imperial Energy Corp. PLC	(391,940)	(393,942)	(2,002)
Inmarsat PLC	(391,186)	(395,840)	(4,654)
Intercontinental Hotels Group PLC	(1,023,074)	(1,029,805)	(6,731)
Invensys PLC	(1,345,641)	(1,362,404)	(16,763)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
United Kingdom — (continued)
Ladbrokes PLC	$(2,121,888)	$(2,130,090)	(8,202)
Lonmin PLC	(1,849,666)	(1,870,286)	(20,620)
Marks & Spencer Group PLC	(1,443,224)	(1,460,150)	(16,926)
Northumbrian Water Group PLC	(3,412)	(3,436)	(24)
Premier Oil PLC	(579,004)	(583,218)	(4,214)
Rentokil Initial PLC	(1,689,800)	(1,694,140)	(4,340)
Standard Life PLC	(4,127)	(4,152)	(25)
Tate & Lyle PLC	(38,882)	(39,237)	(355)
Tradus PLC	(793,136)	(792,319)	817
Yell Group PLC	(732,308)	(738,966)	(6,658)

			(175,377)

TOTAL SHORT POSITIONS OF TOTAL RETURN SWAP	(112,886,565)	(114,189,837)	(1,303,272)

NET LONG AND SHORT POSITIONS OF TOTAL RETURN SWAP			$(537,025)

NET FINANCING COST			$53,163

CORPORATE ACTIONS			$324,612

NET SWAP CONTRACT			$(159,250)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of the current swap value.

Morgan Stanley & Co. acts as the counterparty for the Fund’s swap contract. Termination date for this contract is August 6, 2009.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACT — At January 31, 2008, the Fund had outstanding forward foreign currency exchange contracts, to sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Hong Kong Dollar	Sale	02/01/08	$1,473,849	$1,474,878	$(1,030)

FUTURES CONTRACTS — At January 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain (Loss)

DJ Euro Stoxx 50 Index	107	March 2008	$6,076,734	$16,329
FTSE 100 Index	39	March 2008	4,555,489	37,276
Share Price 200 Index	11	March 2008	1,386,310	(7,509)
Topix Index	34	March 2008	4,303,352	71,789

TOTAL				$117,885

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$387,203,406

Gross unrealized gain	9,659,051
Gross unrealized loss	(40,169,938)

Net unrealized security loss	$(30,510,887)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED EQUITY FLEX FUNDS
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — Investments in equity securities including equity securities sold short, and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Debt securities are valued at prices supplied by independent pricing services or, broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investments in securities traded on foreign equity securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trust’s Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the adviser by taking into consideration market or security specific information, including, but not limited to, corporate actions or events, market disruptions or governmental actions.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.
     Total return swaps are valued based on the market value of the underlying positions in the swap, valued daily at the last sale price or official closing price on the principal exchange or system on which they are traded. The total market value of the underlying securities plus financing fees, the value of corporate actions, and dividend accruals comprises the total market value of the total return swap position. Total return swaps are reset monthly with the change in market value reflected as a realized gain or loss.
Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

GOLDMAN SACHS STRUCTURED EQUITY FLEX FUNDS
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management, L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities.
Segregation Transactions — The Funds may enter into certain derivative or other transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, short sales, total return swaps, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, with a current value equal to or greater than the market value of the corresponding transactions.
     As investment companies registered with the SEC, the Funds must segregate liquid assets to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of swaps that do not settle for cash, for example, the Funds must set aside liquid assets equal to the full notional value of the swaps while the positions are open. With respect to swaps that do settle for cash, however, the Funds are permitted to set aside liquid assets in an amount equal to the Funds’ daily marked-to-market net obligations (i.e., the Funds’ daily net liability) under the swaps, if any, rather than their full notional value.
Short Sales — Short selling involves leverage of a Fund’s assets and presents various risks. In order to establish a short position in a security, a Fund must first borrow the security from a lender, such as a Prime Broker or other counterparty. The Funds may not always be able to borrow the security at a particular time or at an acceptable cost. Thus, there is risk that the Funds may be unable to implement their investment strategy due to the lack of available securities or for other reasons.
     After selling the borrowed security, a Fund is then obligated to “cover” the short sale by purchasing and returning the security to the lender on a later date. A Fund cannot guarantee that the security necessary to cover a short position will be available for purchase at the time the Fund wishes to close a short position or, if available, that the security will be available at an acceptable price. If the borrowed security has appreciated in value since it was sold, a Fund will be required to pay more for the replacement security than the amount it received from selling the security short. Moreover, purchasing a security to cover a short position can itself cause the price of the security to rise further. The potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases and the price may rise indefinitely. If the price of a borrowed security declines before the short position is covered, the Fund may realize a gain. A Fund’s gain on a short sale, before transactions and other costs, is generally limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender.
     Short sales also involve other costs. A Fund must normally repay to the lender an amount equal to any dividend and financing cost that accrues while the loan is outstanding. In addition, to borrow the security, a Fund may be required to pay a premium. A Fund will also incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased, and the amount of

GOLDMAN SACHS STRUCTURED EQUITY FLEX FUNDS
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses a Fund may be required to pay in connection with the short sale.
     Until a Fund replaces a borrowed security, a Fund will be required to maintain assets in a segregated account at the Fund’s custodian as collateral. Thus, short sales involve credit exposure to the broker that executes the short sales. In addition, a Fund is required to designate, on the books of its custodian, liquid assets (less any additional collateral already held by the custodian) to cover the short sale obligation, marked-to-market daily. The requirement to segregate assets limits a Fund’s leveraging of its investments and the related risk of losses from leveraging. However, such segregation may also limit a Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
Total Return Swap Transactions — The use of total return swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The Structured International Equity Flex Fund’s transactions in total return swaps may be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in equity securities.
     Transactions in total return swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps are leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because they have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund will bear the risk of loss of the amount expected to be received under a total return swap in the event of the default, by, or bankruptcy of a swap counterparty. Some total return swaps may be complex and valued subjectively. Total return swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
     The prices of total return swaps can be volatile, and a variance in the degree of volatility or in the direction of securities prices from the investment adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between an equity swap and a security’s position may be impossible to achieve. As a result, the investment adviser’s use of total return swaps may not be effective in fulfilling the investment adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 28, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	March 28, 2008

* Print the name and title of each signing officer under his or her signature.